Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 409,528,066	$ 414,156,856	$ 815,426,445	$ 832,595,839
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	407,058,397	460,478,639	807,028,310	821,106,642
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,469,669	(46,321,783)	8,398,135	11,489,197
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	82,027,914	112,187,272	173,047,283	212,086,474
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	13,845,475	23,240,355	36,429,797	51,436,880
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	286,527,536	195,167,711	558,808,479	475,403,435
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	26,444,026	81,984,202	45,778,749	91,566,147
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	683,115	1,577,316	1,362,137	2,102,903
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	117,935,270	147,431,750	238,949,416	287,716,547
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	25,469,607	25,564,143	49,340,502	45,064,904
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	19,144,609	20,677,314	43,948,592	36,470,535
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	246,978,580	220,483,649	483,187,935	463,343,853
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	80,388,920	110,953,043	167,654,386	210,221,874
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	80,381,858	110,946,624	167,641,188	210,208,695
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,062	6,419	13,198	13,179
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	80,356,287	110,912,923	167,581,559	210,131,099
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	25,571	33,701	59,629	77,596
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,062	6,419	13,198	13,179
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	48,224,823	69,342,075	96,756,643	136,012,733
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,168,338	22,290,415	36,025,623	39,759,687
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	14,963,126	18,818,524	34,799,292	33,896,770
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	32,633	502,029	72,828	552,684
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	163,006,359	178,889,860	321,497,210	391,764,574
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	160,964,803	225,728,523	314,036,908	381,329,360
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,041,556	(46,838,663)	7,460,302	10,435,214
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	10,779,929	13,975,569	27,504,727	31,648,990
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	142,925,672	164,464,485	284,534,147	357,716,951
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9,171,086	328,284	9,281,667	2,233,988
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	129,672	121,522	176,669	164,645
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	163,006,359	178,889,860	321,497,210	391,764,574
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	125,330	938,914	247,635	884,275
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	125,330	938,914	247,635	884,275
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	125,330	938,914	247,635	884,275
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	125,330	938,914	247,635	884,275
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	36,444,125	43,120,332	75,731,697	81,871,944
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	36,443,936	43,120,554	75,731,508	81,871,944
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	189	(222)	189
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,439,805		2,439,805
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	24,604,116	(34,383,489)	53,347,376	539,640
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	11,839,820	75,064,238	22,384,132	78,892,499
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	189	(222)	189
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	36,444,125	43,120,332	75,731,697	81,871,944
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	126,243,798	73,937,905	238,358,046	137,841,155
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	125,830,318	73,435,364	237,448,242	136,828,605
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	413,480	502,541	909,804	1,012,550
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,671,627	1,274,349	5,465,724	1,955,375
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,039,975	6,791,280	8,865,441	17,270,489
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	118,997,748	65,086,715	220,926,956	117,146,844
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,120,968	283,020	2,190,121	455,897
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	413,480	502,541	909,804	1,012,550
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	32,925,569	34,568,985	65,649,467	68,962,617
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	8,191,343	3,245,955	13,092,036	5,264,697
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,181,483	1,858,790	9,149,300	2,573,765
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	80,945,403	34,264,175	150,467,243	61,040,076
Corporate Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	229	225	439	457
Corporate Segment | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	229	225	439	457
Corporate Segment | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	229	225	439	457
Corporate Segment | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	229	225	439	457
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,319,305	6,316,577	11,937,032	10,011,560
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,312,152	6,308,660	11,922,829	9,983,763
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,153	7,917	14,203	27,797
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,312,152	6,308,660	11,922,829	9,983,763
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,153	7,917	14,203	27,797
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	340,753	400,358	811,609	869,253
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	109,926	27,773	222,843	40,520
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 2,868,626	$ 5,888,446	$ 10,902,580	$ 9,101,787